Advances for Vessels under Construction and Vessel Acquisition	12 Months Ended
Dec. 31, 2025
Advances for Vessels under Construction and Vessel Acquisition
Advances for Vessels under Construction and Vessel Acquisition

5. Advances for Vessels under Construction and Vessel Acquisition

Advances for vessels under construction:

In 2025, the Company added one 6,014 TEU, two 7,165 TEU, two 5,300 TEU and six 1,800 TEU newbuilding containerships to its orderbook. As of December 31, 2025, the Company has a total of 25 container vessels under construction, with scheduled deliveries between 2026 and 2029, as summarized below:

●	Seven 9,200 TEU vessels, contracted between June 2024 and December 2024 of which five are expected to be delivered in 2027 and two in 2028.
●	Seven 8,258 TEU vessels, contracted between June 2023 and July 2024 of which one is expected to be delivered in the third quarter of 2026, two in the fourth quarter of 2026, and the remaining four in 2027.
●	Two 7,165 TEU vessels, contracted in September 2025 and both are expected to be delivered in the third quarter of 2027.
●	One 6,014 TEU vessel, contracted in June 2025, which is expected to be delivered in 2027.
●	Two 5,300 TEU vessels, contracted in December 2025, which are expected to be delivered in 2028.
●	Six 1,800 TEU vessels, contracted in December 2025, of which one is expected to be delivered in 2027, four in 2028 and one in 2029.

Furthermore, pursuant to the shipbuilding contracts for the six 1,800 TEU container vessels and the shipbuilding contracts for the two 5,300 TEU container vessels described above, the respective shipyard has agreed to grant the Company the option to purchase two additional 1,800 TEU and two additional 5,300 TEU newbuilding containerships (the “Option Agreements”), respectively, all of which may be exercised by the Company by March 2026. The Company had not exercised any of these purchase options as of December 31, 2025.

As of December 31, 2025, the aggregate contracted purchase price of the 25 container vessels under construction amounts to $1,940.9 million, out of which $190.0 million, $174.5 million and $28.3 million was paid in the years ended December 31, 2025, 2024 and 2023, respectively. Subsequent to December 31, 2025, the remaining contractual commitments for the 25 vessels under construction, are as follows (in thousands of US$):

Payments due by twelve month period ending:	in ‘000s of US$
December 31, 2026	$502,414
December 31, 2027	763,695
December 31, 2028	239,456
December 31, 2029	42,550
Total contractual commitments	$1,548,115

5. Advances for Vessels under Construction and Vessel Acquisition (Continued)

Advances for vessels under construction (Continued):

Additionally, a supervision fee of $850 thousand per newbuilding vessel (refer to Note 11, “Related Parties Transactions”) is payable to Danaos Shipping Company Limited (the “Manager”) over the construction period. Supervision fees totaling $1.9 million in the year ended December 31, 2025 and $3.0 million in each of the years ended December 31, 2024 and 2023, were charged by the Manager and capitalized to the vessels under construction. Interest expense amounting to $21.6 million, $21.5 million and $17.4 million was capitalized to the vessels under construction in the years ended December 31, 2025, 2024 and 2023, respectively.

Advance for vessel acquisition:

In addition, during 2025, the Company entered into a Memorandum of Agreement to acquire a drybulk capesize vessel for a purchase price of $25.0 million and deposited $3.8 million into an escrow account in 2025, with the remaining $21.2 million payable upon delivery of the vessel, which is expected in the first quarter of 2026.